Document and Entity Information Document	Dec. 07, 2020	Nov. 02, 2020
Entity Information [Line Items]
Document Type		8-K
Document Period End Date	Dec. 07, 2020
Entity Registrant Name		Jones Lang LaSalle Incorporated
Entity Central Index Key		0001037976
Amendment Flag		false
Entity Incorporation, State or Country Code		MD
Entity File Number		001-13145
Entity Tax Identification Number		36-4150422
Entity Address, Address Line One		200 East Randolph Drive,
Entity Address, City or Town		Chicago,
Entity Address, State or Province		IL
Entity Address, Postal Zip Code		60601
City Area Code		(312)
Local Phone Number		782-5800
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.01
Trading Symbol		JLL
Security Exchange Name		NYSE
Entity Emerging Growth Company		false